Goodwill - After-Tax Discount Rates Applied to the Cash Flow Projections (Details)	Dec. 31, 2021	Dec. 31, 2020
Telefónica Spain
Disclosure of detailed information about intangible assets [line items]
Before-tax discount rates applied to cash flow projections (as a percent)	8.50%	8.40%
After-tax discount rates applied to cash flow projections (as a percent)	6.50%	6.50%
Telefónica Brazil
Disclosure of detailed information about intangible assets [line items]
Before-tax discount rates applied to cash flow projections (as a percent)	15.20%	13.60%
After-tax discount rates applied to cash flow projections (as a percent)	12.00%	11.10%
Telefónica Germany
Disclosure of detailed information about intangible assets [line items]
Before-tax discount rates applied to cash flow projections (as a percent)	7.20%	6.50%
After-tax discount rates applied to cash flow projections (as a percent)	5.20%	4.80%